EMPLOYEE BENEFITS (Details Textual)	Dec. 31, 2017
Percentage of reasonably possible increase and decrease in actuarial assumption	0.50%
Post-Employment benefits [Member]
Number of employees	42,646
Long-term Benefits [Member]
Number of employees	31,987